Consolidated Statements of Stockholders' Equity - USD ($)		Common Stock	Retained Earnings	AOCI Attributable to Parent	Total
Equity Balance, Value at Dec. 31, 2015		$ 170,000	$ 220,177,382	$ 4,142,986	$ 224,490,368
Comprehensive Income (Loss)
Net Income (Loss)		0	1,043,601	0	1,043,601
Other Comprehensive Income (Loss), Net of Tax		0	0	(5,145,169)	(5,145,169)
Total Comprehensive Income (Loss)		0	0	0	(4,101,568)
Cash Distributions Paid		$ 0	(8,650,460)	0	(8,650,460)
Equity Balance, Shares at Dec. 31, 2015		170,000
Equity Balance, Value at Dec. 31, 2016		$ 170,000	212,570,553	(1,002,183)	211,738,370
Comprehensive Income (Loss)
Net Income (Loss)		0	14,905,754	0	14,905,754
Other Comprehensive Income (Loss), Net of Tax		0	0	5,598,315	5,598,315
Total Comprehensive Income (Loss)		0	0	0	20,504,069
Cash Distributions Paid		$ 0	(146,437)	0	(146,437)
Equity Balance, Shares at Dec. 31, 2016		170,000
Equity Balance, Value at Dec. 31, 2017		$ 170,000	227,329,870	4,596,132	232,096,002
Comprehensive Income (Loss)
Net Income (Loss)		0	17,340,931	0	17,340,931
Other Comprehensive Income (Loss), Net of Tax		0	0	(5,780,134)	(5,780,134)
Total Comprehensive Income (Loss)		0	0	0	11,560,797
Adjustment Resulting from the Adoption of Accounting Standard (Note 1)	[1]	0	(792,023)	792,023	0
Cash Distributions Paid		$ 0	(2,796,641)	0	(2,796,641)
Equity Balance, Shares at Dec. 31, 2017		170,000
Equity Balance, Value at Dec. 31, 2018		$ 170,000	$ 241,082,137	$ (391,979)	$ 240,860,158

[1]	See Note 1.